BUSINESS AND ORGANIZATION	9 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS AND ORGANIZATION	BUSINESS AND ORGANIZATION
Figure Technology Solutions, Inc. (“FTS”, “Figure”, or the “Company”) is a financial technology company that has built a suite of blockchain-based products and solutions centered around the vision of promoting efficiency and liquidity in financial markets. The Company offers a technology-enabled loan origination system and pairs this system with a distribution marketplace, Figure Connect, providing access to a deep and broad pool of capital markets partners (together, the “Technology Offering”). In addition, the Company has utilized blockchain technology to develop an exchange for digital assets and credit, with new product offerings including providing interest-bearing stablecoin deposits.
Reorganization
Prior to a change in corporate structure on March 18, 2024, the consolidated financial statements were under the former parent company, Figure Technologies, Inc. ("FT"). On March 18, 2024, FT, FT Intermediate, Inc. (“FTI”), and Figure Markets Holdings, Inc. (“FMH”) and other entities under common control consummated a reorganization (the “Reorganization”) whereby FT contributed assets and liabilities to FTI and subsequently, FT consummated a reverse merger with a subsidiary of FTI. Each outstanding share of common stock of FT converted into one share of common stock of FTI, whereby FTI (a) contributed assets and liabilities applicable to the FMH business and (b) 100% of the equity interest to FT's successor. FT then ratably distributed 74.1% of FMHs' common stock to third-party shareholders and 25.9% to related parties in exchange for their FTI common stock.
As a result of the Reorganization, there were two affiliated corporations under common control. Each of the following two corporations was owned either directly or indirectly by its controlling shareholder, Michael Cagney (“Controlling Party”):
•FTI was formed on March 18, 2024 as a Delaware corporation and primarily operates through its wholly-owned subsidiary, Figure Lending Corp. (“Lending”). Lending offers Figure Connect which generates ecosystem and technology fees, and originates, sells, and securitizes home equity line of credit (“HELOC”) loans that it services.
•FMH was formed on January 25, 2024 as a Delaware corporation. FMH utilized blockchain technology to develop an exchange for digital assets and credit, with new product offerings including providing interest-bearing stablecoin deposits.
In May 2025, both FTS and FMH redomiciled from the State of Delaware to the State of Nevada.
Recombination
On August 29, 2025 (“Recombination Date”), FTI and FMH recombined the businesses through a series of transactions (the “Recombination”) and FMH became a wholly-owned subsidiary of FTI. Approximately five outstanding shares of FMH common or preferred stock, options, or warrants converted into one share of common or preferred stock, options, or warrants of FTI (“Conversion Rate”). Upon the consummation of the Recombination, FTI changed its name to Figure Technology Solutions, Inc.
The Recombination was a reorganization of entities under common control as FTI and FMH were owned, either directly or indirectly, by the Controlling Party before and after the Recombination. As a result, the Recombination is accounted for in a manner similar to a pooling of interests with the assets and liabilities of the parties to the Recombination carried over at their historical amounts. Therefore, the accompanying Condensed Consolidated Financial Statements have been retrospectively recast to reflect the results as if FTI and FMH were a single consolidated entity as of the earliest period presented.
Initial Public Offering
On September 12, 2025, the Company completed its initial public offering (“IPO”) of 36,225,000 shares of its Class A common stock, including 7,993,395 shares sold by selling stockholders and 4,725,000 sold by the Company pursuant to the exercise of the underwriters’ over-allotment option which was exercised in full, at a public offering price of $25.00 per share. The IPO resulted in net proceeds to the Company of $663.4 million after deducting the underwriting discounts and commissions and before deducting offering costs of $8.8 million, which were charged to additional paid-in capital as a reduction of the net proceeds received from the IPO.
In connection with the IPO, all shares of outstanding convertible preferred stock, including 2,010,410 shares of Series E preferred stock issued upon the exercise of outstanding warrants, automatically converted to 113,910,905 shares of Class A common stock, and a total of 39,393,047 shares of our Class A common stock held by the Controlling Party and his permitted transferees were converted into an equivalent number of shares of Class B common stock, of which 1,500,000 shares were subsequently converted back to Class A and sold in connection with the IPO.
In connection with the IPO, the Company filed its Second Amended and Restated Certificate of Incorporation (the “Charter”), which authorizes a total of 1,000,000,000 shares of Class A common stock, par value $0.0001 (“Class A Common Stock”), 200,000,000 shares of Class B common stock, par value, $0.0001 (“Class B Common Stock”), 500,000,000 shares of Blockchain common stock, par value, $0.0001 (“Blockchain Common Stock”), and 100,000,000 shares of preferred stock, par value $0.0001 (“Preferred Stock”).
Certain of our restricted stock units (“RSUs”) granted to employees included both a service condition and a liquidity-event-related performance condition. The performance condition related to these awards was met upon the completion of the IPO, and the Company recognized $11.0 million of stock-based compensation expense during the three months ended September 30, 2025 and as a result 1,599,216 shares of Class A common stock vested during the period.
BUSINESS AND ORGANIZATION
Figure Technology Solutions, Inc. (“FTS”, “Figure”, or the “Company”)is a financial technology company that has built a suite of blockchain-based products and solutions centered around the vision of promoting efficiency and liquidity in financial markets. The Company offers a technology-enabled loan origination system and pairs this system with a distribution marketplace, Figure Connect, providing access to a deep and broad pool of capital markets partners (together, the “Technology Offering”). In addition, the Company has utilized blockchain technology to develop an exchange for digital assets and credit, with new product offerings including providing interest-bearing stablecoin deposits.
Reorganization
Prior to a change in corporate structure on March 18, 2024, the consolidated financial statements were under the former parent company, Figure Technologies Inc. ("FT"). On March 18, 2024, FT, FT Intermediate, Inc. (“FTI”), and Figure Markets Holdings, Inc. (“FMH”) and other entities under common control consummated a reorganization (the “Reorganization”) whereby FT contributed assets and liabilities to FTI and subsequently, FT consummated a reverse merger with a subsidiary of FTI. Each outstanding share of common stock of FT converted into one share of common stock of FTI, whereby FTI (a) contributed assets and liabilities applicable to the FMH business and (b) 100% of the equity interest to FT's successor. FT then ratably distributed 74.1% of FMHs' common stock to third-party shareholders and 25.9% to related parties in exchange for their FTI common stock.
As a result of the Reorganization, there were two affiliated corporations under common control. Each of the following two corporations was owned either directly or indirectly by its controlling shareholder, Michael Cagney (“Controlling Party”):
•FTI was formed on March 18, 2024 as a Delaware corporation and primarily operates through its wholly-owned subsidiary, Figure Lending Corp. (“Lending”). Lending offers Figure Connect which generates ecosystem and technology fees, and originates, sells, and securitizes home equity line of credit (“HELOC”) loans that it services.
•FMH was formed on January 25, 2024 as a Delaware corporation. FMH utilized blockchain technology to develop an exchange for digital assets and credit, with new product offerings including providing interest-bearing stablecoin deposits.
In May 2025, both FTI and FMH redomiciled from the State of Delaware to the State of Nevada.
Recombination
On August 29, 2025 (“Recombination Date”), FTI and FMH recombined the businesses through a series of transactions (the “Recombination”) and FMH became a wholly-owned subsidiary of FTI. Approximately five outstanding shares of FMH common or preferred stock, options, or warrants converted into one share of common or preferred stock, options, or warrants of FTI. Upon the consummation of the Recombination, FTI changed its name to Figure Technology Solutions, Inc.
The Recombination was a reorganization of entities under common control as FTI and FMH were owned, either directly or indirectly, by the Controlling Party before and after the Recombination. As a result, the Recombination is accounted for in a manner similar to a pooling of interests with the assets and liabilities of the parties to the Recombination carried over at their historical amounts. Therefore, the accompanying Consolidated Financial Statements have been recast to reflect the results as if FTI and FMH were a single consolidated entity as of the earliest period presented. Additionally, the Company has revised it’s segment disclosure in Note 2 as a result of the recombination and included earnings per share disclosures on the Consolidated Statement of Operations, as well as in Note 7.
As part of the Recombination, each share of FMH common and preferred stock was transferred proportionately to common and preferred stock of FTS at a rate of approximately five FMH shares to one FTS share. The exercise price on outstanding options and warrants was also proportionately modified at the same ratio.
Below is a detailed breakdown of the transactions that occurred in connection with the Recombination:
•Each of the issued and outstanding shares of FMH common stock totaling 101,071,089 as of December 31, 2024 were cancelled and converted into shares of the Company's common stock totaling 20,381,556 shares as of December 31, 2024, after giving effect to an exchange ratio of approximately five shares of FMH common stock for one share of FTS.
•Each of the issued and outstanding shares of FMH preferred stock totaling 36,326,136 as of December 31, 2024 were converted into Series E preferred shares of the Company totaling 7,325,385 as of December 31, 2024, after giving effect to an exchange ratio of approximately five shares of FMH stock for one share of FTS stock.
•Each of the issued and outstanding options of FMH exercisable for common stock totaling 11,811,451 were converted into options exercisable for shares of the Company’s common stock totaling 2,381,846 as of December 31, 2024. In connection with this conversion of options, the exercise price of these options proportionately increased from $0.65 to $3.23, after giving effect to an exchange ratio of approximately five shares of FMH stock for one share of FTS stock.
•In conjunction with the Recombination, the maximum amount of warrants previously granted increased from 11,560,553 to 12,235,309, as a result of anti-dilutive provisions associated with the Recombination. Those warrants were converted into 2,467,319 warrants of the Company, at an exercise price of $3.23, after giving effect to an exchange ratio of approximately five shares of FMH stock for one share of FTS.